Material Partly-owned Subsidiaries (Details Textual) - USD ($)	1 Months Ended
	Apr. 27, 2018	Mar. 28, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material Partly-owned Subsidiaries (Textual)
Amounts due from related party				$ 4,301,000
Description of equity interest	This resulted in an increase of the Reebonz Limited’s shareholdings in Reebonz Korea from 49.7% to 58.4%. Resultantly, Reebonz Limited increased its effective interest in Invitree from 44.7% to 52.6%.	his resulted in an increase of the Reebonz Limited’s shareholdings in Reebonz Korea from 49.2% to 49.7%. Resultantly, Reebonz Limited increased its effective interest in Invitree from 44.3% to 44.7%.
Equity attributable to the non-controlling interest			$ (10,989,000)	(21,759,000)	$ (56,279,000)	$ (116,298,000)
Paid-up capital				235,600
KRW [Member]
Material Partly-owned Subsidiaries (Textual)
Amounts due from related party				4,856,000,000
Paid-up capital				$ 241,000,000